Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)	$ 1.9	[1],[2]	$ 3.8	[1],[2]
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)		[1],[2]		[1],[2]
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)	1.9	[1],[2]	3.8	[1],[2]
Significant Unobservable Inputs (Level 3) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)		[1],[2]		[1],[2]

[1]	Included in other current assets
[2]	These interest rate swaps served as economic hedges on our 2011 Notes and expired in May 2011.